Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule Of Provision For Income Taxes

	Years Ended December 31,
	2012	2011	2010
Current:
Federal	$(13,854)	$(936)	$(7,437)
State	3,172	(2,063)	12,148
	(10,682)	(2,999)	4,711
Deferred:
Federal	67,743	76,479	68,644
State	9,820	(4,369)	1,585
	77,563	72,110	70,229

Total tax expense	$66,881	$69,111	$74,940

Schedule Of Reasons For Differences Between Statutory Federal Income Tax Rate To Income Before Income Tax Expense

	Years Ended December 31,
	2012	2011	2010

Computed Federal tax expense at statutory rate	$87,839	$73,778	$66,962
Decrease in tax expense related to repair tax accounting change	(28,948)	-	-
State income taxes, net of federal tax benefit	8,445	(4,180)	8,926
Increase in tax expense for depreciation expense
to be recovered in future rates	361	551	210
Stock-based compensation	(386)	(355)	(67)
Deduction for Aqua America common dividends
paid under employee benefit plan	(387)	(345)	(374)
Amortization of deferred investment tax credits	(420)	(340)	(333)
Other, net	377	2	(384)
Actual income tax expense	$66,881	$69,111	$74,940

Schedule Of Deferred Tax Assets And Liabilities

	December 31,
	2012	2011
Deferred tax assets:
Customers' advances for construction	$26,820	$17,650
Costs expensed for book not deducted
for tax, principally accrued expenses	13,124	1,105
Utility plant acquisition adjustment
basis differences	12,496	11,614
Post-retirement benefits	35,955	36,141
Tax loss carryfoward	111,452	47,860
Other	2,360	2,183
	202,207	116,553
Less valuation allowance	7,506	8,639
	194,701	107,914

Deferred tax liabilities:
Utility plant, principally due to
depreciation and differences in the basis
of fixed assets due to variation in tax
and book accounting	772,006	580,405
Deferred taxes associated with the gross-up
of revenues necessary to recover, in rates,
the effect of temporary differences	66,361	43,710
Tax effect of regulatory asset for
post-retirement benefits	35,955	36,141
Deferred investment tax credit	5,928	6,544
	880,250	666,800

Net deferred tax liability	$685,549	$558,886